Post-employment Benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 485,459	R$ 441,480
Futura [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	44,431	43,401
Futura II [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,237	163
Comgas [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 439,791	R$ 397,916